Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 309.7	$ 203.3
Percentage Of Total Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,696.1	$ 2,273.4
Percentage Of Total Reinsurance Recoverables	100.00%	100.00%
State Reinsurance Plans [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 218.7	$ 179.9
Percentage Of Total Prepaid Reinsurance Premiums	71.00%	88.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,285.9	$ 2,060.7
Percentage Of Total Reinsurance Recoverables	85.00%	91.00%
State Reinsurance Plans [Member] | Michigan Catastrophic Claims Association [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 55.3	$ 44.3
Percentage Of Total Prepaid Reinsurance Premiums	18.00%	22.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,903.9	$ 1,611.5
Percentage Of Total Reinsurance Recoverables	71.00%	71.00%
State Reinsurance Plans [Member] | Commercial Auto Insurance Procedures Plans [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 72.9	$ 50.0
Percentage Of Total Prepaid Reinsurance Premiums	24.00%	25.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 254.7	$ 218.0
Percentage Of Total Reinsurance Recoverables	9.00%	10.00%
State Reinsurance Plans [Member] | North Carolina Reinsurance Facility [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 34.0	$ 31.5
Percentage Of Total Prepaid Reinsurance Premiums	11.00%	15.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 78.1	$ 74.2
Percentage Of Total Reinsurance Recoverables	3.00%	3.00%
State Reinsurance Plans [Member] | other reinsurance program [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 0.6	$ 0.3
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 21.4	$ 8.2
Percentage Of Total Reinsurance Recoverables	1.00%	0.00%
Federal Reinsurance Plans [Member] | National Flood Insurance Program [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 55.9	$ 53.8
Percentage Of Total Prepaid Reinsurance Premiums	18.00%	26.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 27.8	$ 148.8
Percentage Of Total Reinsurance Recoverables	1.00%	7.00%
Non State Reinsurance Plans [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 91.0	$ 23.4
Percentage Of Total Prepaid Reinsurance Premiums	29.00%	12.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 410.2	$ 212.7
Percentage Of Total Reinsurance Recoverables	15.00%	9.00%
Property reinsurance program [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 11.8	$ 9.1
Percentage Of Total Prepaid Reinsurance Premiums	4.00%	5.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 147.7	$ 138.6
Percentage Of Total Reinsurance Recoverables	5.00%	6.00%
Commercial Lines reinsurance program [Member] [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 79.2	$ 14.3
Percentage Of Total Prepaid Reinsurance Premiums	25.00%	7.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 254.2	$ 63.4
Percentage Of Total Reinsurance Recoverables	10.00%	3.00%
other reinsurance program [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 8.3	$ 10.7
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%